Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Current assets
Cash	$ 17,655	$ 6,903
Restricted cash	3,254	0
Accounts receivable and other receivables	100,867	69,363
Income taxes receivable	0	642
Unbilled revenues	17,272	9,924
Tax credits receivable	8,515	4,936
Prepaids	6,162	3,923
Total current assets	153,725	95,691
Non-current assets
Restricted cash	0	3,233
Tax credits receivable	11,873	7,809
Other assets	1,303	0
Property and equipment	10,412	8,449
Right-of-use assets	15,146	11,118
Intangibles	101,927	36,590
Deferred tax assets	7,247	7,465
Goodwill	146,088	72,906
Total assets	447,721	243,261
Current liabilities
Accounts payable and accrued liabilities	89,660	51,571
Deferred revenues	20,409	10,288
Current portion of lease liabilities	3,510	1,923
Current portion of long-term debt	19,316	35,134
Total current liabilities	132,895	98,916
Non-current liabilities
Long-term debt	87,360	19,817
Lease liabilities	17,753	13,536
Deferred tax liabilities	9,962	2,980
Total liabilities	247,970	135,249
Shareholders' equity
Share capital	305,222	197,537
Deficit	(111,654)	(96,190)
Accumulated other comprehensive loss	(947)	(508)
Contributed surplus	7,130	7,173
Shareholders' equity	199,751	108,012
Equity and liabilities	$ 447,721	$ 243,261